OFF-BALANCE-SHEET ACTIVITIES	12 Months Ended
Dec. 31, 2012
OFF-BALANCE-SHEET ACTIVITIES

NOTE 15—OFF-BALANCE-SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2012	2011
Financial standby letters of credit	$228	$219
Commitments to originate loans	4,927	3,956
Unused lines of credit and letters of credit	50,737	58,604
Performance standby letters of credit	—	54